Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Year ended December 31,
	2017	2016	2015
Included in voyage expenses
Charter hire commissions (a)	$1,830	$2,212	$1,821

Included in general and administrative expenses – related party
Executive services fee (d)	$605	$595	$599
Administrative services fee (e)	$120	$120	$120

Management fees-related party
Management fees (a)	$6,162	$5,999	$4,870

Related parties balances
	Year ended December 31,
	2017	2016
Assets:
Working capital advances granted to the Manager (a)	$883	$878
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$—	$147
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$42	$125
Total liabilities due to related party, current	$72	$302